--------------------------------------------------------------------------------
                                                                FEBRUARY 1, 2007
                                                           REVISED JULY 20, 2007

PROSPECTUS
--------------------------------------------------------------------------------

CLASS Z SHARES

Touchstone Diversified Small Cap Value Fund

Touchstone Mid Cap Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Short Duration Fixed Income Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Ultra Short Duration Fixed Income Fund

Touchstone Value Opportunities Fund

[LOGO] TOUCHSTONE(R)
       INVESTMENTS

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                      FEBRUARY 1, 2007
                                                           REVISED JULY 20, 2007
TOUCHSTONE INVESTMENTS

CLASS Z SHARES

TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND
TOUCHSTONE MID CAP FUND
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
TOUCHSTONE SHORT DURATION FIXED INCOME FUND
TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
TOUCHSTONE VALUE OPPORTUNITIES FUND

Each fund is a series of Touchstone Funds Group Trust (the "Trust") (formerly Constellation Funds), a group of bond and equity mutual funds. The Trust is part of the Touchstone(R) Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds, Touchstone Variable Series Trust, a group of variable series funds and Constellation Institutional Portfolios, a group of institutional equity mutual funds (the "Touchstone Funds"). Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors selects a sub-advisor (each a "Sub-Advisor," collectively the "Sub-Advisors") to manage each Fund's investments on a daily basis.

TABLE OF CONTENTS                                                           Page
--------------------------------------------------------------------------------

Diversified Small Cap Value Fund                                               2
Mid Cap Fund                                                                   6
Sands Capital Select Growth Fund                                              10
Short Duration Fixed Income Fund                                              14
Small Cap Value Opportunities Fund                                            18
Ultra Short Duration Fixed Income Fund                                        22
Value Opportunities Fund                                                      26
Investment Strategies and Risks                                               30
The Funds' Management                                                         34
Investing with Touchstone                                                     41
Distributions and Taxes                                                       51
Financial Highlights                                                          53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

Investment Objective -Long-term total return

Investment Focus -Common stocks of U.S. small capitalization companies

ITS PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Diversified Small Cap Value Fund (formerly Constellation Clover Small Cap Value Fund) invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with small market capitalizations that the sub-advisor, Clover Capital Management, Inc. ("Clover Capital"), believes possess attractive long-term return potential because of their lower than average valuations and improving fundamental business outlooks. This is a non-fundamental investment polic that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, small cap companies are defined as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. As of December 31, 2006, the Russell 2000 Value Index included companies with capitalizations between $92 million and $3 billion. The size of the companies included in the Russell 2000 Value Index will change with market conditions.

The Fund invests in securities of companies operating in a broad range of industries based primarily on Clover Capital's quantitative, fundamental and technical analysis. In looking at company valuations, Clover Capital considers factors such as price-cash flow, price-earnings and price-book value. In selecting specific securities for the Fund, Clover Capital may also consider other factors, such as competitive positioning, earnings outlook and price momentum. Clover Capital generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

THE KEY RISKS

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term total return, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies. In addition, companies with market capitalizations that fall at the lower extreme of the Russell 2000 Value Index's capitalization range (sometimes referred to as "micro-capitalization companies") are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

--------------------------------------------------------------------------------
TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

Clover Capital's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Fund to underperform funds that also seek long-term total return but use different approaches to the security selection process. The out-of-favor and undervalued companies in which the Fund invests may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

This Fund should only be purchased by investors seeking long-term total return who can withstand the share price volatility of small cap equity investing. Additional discussion regarding key risks may be found in the Investment Strategies and Risks section under the heading Principal Risks.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund's Class Z shares (formerly Class I shares) for each of the last 10 calendar years.(1)

TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND - CLASS Z TOTAL RETURN

15.47%  2.01%  29.57%  10.59%  27.42%  -20.75%  45.48%  20.14%  3.06%  15.83%  Best Quarter
                                                                               2nd Quarter 1999   26.61%
1997    1998   1999    2000    2001    2002     2003    2004    2005   2006
                                                                               Worst Quarter
                                                                               3rd Quarter 2002  -22.37%

(1) The performance information shown above is based on a calendar year. From the Fund's inception on February 28, 1996 until May 1, 2001, the Fund operated as the Clover Small Cap Value Fund and was advised by Clover Capital. On May 1, 2001, the shareholders of the Clover Small Cap Value Fund voted to approve Turner Investment Partners, Inc. as the Fund's investment advisor and Clover Capital as the sub-advisor, and from that date until May 7, 2004, the Fund operated as the Turner Small Cap Value Fund. On May 7, 2004, the Turner Small Cap Value Fund was reorganized into the Constellation Clover Small Cap Value Fund. On November 20, 2006 the Constellation Clover Small Cap Value Fund was renamed the Touchstone Diversified Small Cap Value Fund. Clover remained the sub-advisor after the change.

--------------------------------------------------------------------------------
TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Russell 2000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                             1 YEAR  5 YEARS  10 YEARS
--------------------------------------------------------------------------------------
TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND - CLASS Z
--------------------------------------------------------------------------------------
Return Before Taxes                                          15.83%  10.58%    13.53%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions                           9.52%   8.78%    11.82%
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares  15.68%   8.90%    11.48%
--------------------------------------------------------------------------------------
Russell 2000 Value Index(1)                                  23.48%  15.37%    13.27%
--------------------------------------------------------------------------------------

(1) The Russell 2000 Value Index measures the performance of companies included in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Index reflects no deduction for fees, expenses or taxes. You cannot invest directly in an Index.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

                                                     SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                      Up to $15
--------------------------------------------------------------------------------

                                               ANNUAL FUND OPERATING EXPENSES
                                            (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          CLASS Z
--------------------------------------------------------------------------------
Investment Advisory Fees                                    0.85%
Shareholder Services Fees                                   0.25%
Other Expenses                                              0.47%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                        1.57%
Less Fee Waivers and Expense Reimbursments                  0.12%
--------------------------------------------------------------------------------
NET OPERATING EXPENSES                                      1.45%
--------------------------------------------------------------------------------

(1) Touchstone Advisors has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's "Other Expenses" for Class Z shares from exceeding 0.35% through March 1, 2008. The contractual waiver may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

--------------------------------------------------------------------------------
TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------
 $148    $484     $844     $1,857
----------------------------------

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

--------------------------------------------------------------------------------
TOUCHSTONE MID CAP FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

Investment Objective - Long-term capital growth

Investment Focus - Common stocks of medium capitalization companies

ITS PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Mid Cap Fund (formerly Constellation TIP Mid Cap Fund) invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. companies that the sub-advisor, Turner Investment Partners, Inc. ("TIP"), believes have the potential for long-term growth and that are attractively priced. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a medium capitalization company is one that has a market capitalization at the time of purchase that is within the range of market capitalizations represented in the Russell Midcap Index. As of December 31, 2006, the Russell Midcap Index included companies with capitalizations between $1.1 billion and $21.4 billion. The size of the companies in the Russell Midcap Index will change with market conditions.

The Fund invests in securities of companies operating in a broad range of industries based primarily on a fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIP looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIP believes can generate and sustain long-term growth. TIP employs a quantitative approach to determine whether a company's share price reflects its perceived value. A security will be sold if TIP believes it has reached its full valuation, the security experiences an unexpected deterioration in fundamentals, to adhere to investment guidelines or risk parameters or if TIP believes another security has a greater risk/reward profile.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

THE KEY RISKS

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock on the company's assets in the event of liquidation.

The Fund is subject to the risk that small and medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the medium and smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small companies may have more limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small cap company stocks may be more volatile than stocks of larger companies. In addition, companies with market capitalizations that fall at the lower extreme of the Russell Midcap Index's capitalization range generally are not as broadly traded as those of companies with larger capitalizations, and they are often subject to wider and more abrupt fluctuations in market price. Additional reasons for the greater price fluctuations of these securities include the less certain growth prospects of smaller firms and the greater sensitivity of small companies to changing economic conditions.

--------------------------------------------------------------------------------
TOUCHSTONE MID CAP FUND
--------------------------------------------------------------------------------

Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of mid cap investing. Additional discussion regarding key risks may be found in the Investment Strategies and Risks section under the heading Principal Risks.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund's Class Z shares (formerly Class II shares) from year to year since the Fund's inception by restating the performance of the Fund's Y shares.(1)

TOUCHSTONE MID CAP FUND - CLASS Z TOTAL RETURN

21.53%  19.54%  12.18%  Best Quarter
                        2nd Quarter 2003          16.76%
2004    2005    2006
                        Worst Quarter
                        2nd Quarter 2006          -7.26%

(1) The performance information shown above is based on a calendar year. From the Fund's inception on January 2, 2003 until April 14, 2005, the Fund operated as the Midcap Core Portfolio, a separate series of the Constellation Institutional Portfolios. TIP served as the Midcap Core Portfolio's investment advisor from January 2, 2003 until March 1, 2004, and as the Midcap Core Portfolio's investment sub-advisor with day-to-day portfolio management responsibility from March 1, 2004 until April 14, 2005. On April 14, 2005, the Midcap Core Portfolio was reorganized into the Constellation TIP Mid Cap Fund. On November 20, 2006 the Constellation TIP Mid Cap Fund was renamed the Touchstone Mid Cap Fund. TIP remained the sub-advisor after the change. The return for Class Z shares includes performance of the Fund that was achieved prior to the creation of Class Z shares, which is the same as the performance of Class Y shares offered in a separate prospectus. The return has been restated for fees applicable to Class Z shares, which includes a 0.25% 12b-1 fee.

--------------------------------------------------------------------------------
TOUCHSTONE MID CAP FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Russell Midcap Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                        SINCE
                                                                      INCEPTION
                                                             1 YEAR   (1/02/03)
--------------------------------------------------------------------------------
TOUCHSTONE MID CAP FUND - CLASS Z
--------------------------------------------------------------------------------
Return Before Taxes                                          12.18%       22.46%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                          12.03%       22.42%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   8.05%       19.82%
--------------------------------------------------------------------------------
Russell Midcap Index(1)                                      15.26%       21.61%
--------------------------------------------------------------------------------

(1) The Russell Midcap Index includes the smallest 800 securities in the Russell 1000 Index. The Index reflects no deduction for fees, expenses or taxes. You cannot invest directly in an Index.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

                                                    SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                     Up to $15
--------------------------------------------------------------------------------

                                               ANNUAL FUND OPERATING EXPENSES
                                            (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          CLASS Z
--------------------------------------------------------------------------------
Investment Advisory Fees                                   0.80%
Shareholder Services Fees                                  0.25%
Other Expenses                                             0.96% (1)
Acquired Fund Fees and Expenses (AFFE)                     0.03% (2)
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       2.04%
Less Fee Waivers and Expense Reimbursements                0.86%
--------------------------------------------------------------------------------
NET OPERATING EXPENSES                                     1.18% (3)
--------------------------------------------------------------------------------

(1) Touchstone Advisors has contractually agreed to waive fees and to reimburse expenses in order to keep "Other Expenses" and "Shareholder Services Fees" for Class Z shares from collectively exceeding 0.35% through March 1, 2008. The contractual waiver may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. Acquired Fund Fees and Expenses will vary with changes in the expenses of the underlying funds (which may include changes in their fee waiver agreements, if any) as well as the degree to which the Fund invests in underlying funds, and may be higher or lower than the amount shown above. The impact of Acquired Fund Fees and Expenses is shown in "Net Operating Expenses."

(3)   The net operating expense excluding AFFE for Class Z shares is 1.15%.

--------------------------------------------------------------------------------
TOUCHSTONE MID CAP FUND
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same (including fee waivers and expense reimbursements for their current guaranteed duration) and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------
 $120    $556    $1,019    $2,300
----------------------------------

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

--------------------------------------------------------------------------------
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

Investment Objective - Long-term capital appreciation

Investment Focus - Common stocks of U.S. companies

ITS PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Sands Capital Select Growth Fund (formerly Constellation Sands Capital Select Growth Fund) invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC ("Sands Capital"), believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days' prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted average market capitalization of these companies is generally in excess of $50 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $4 billion. The Fund will typically own between 25 and 30 stocks, which is a smaller number of stocks than diversified funds generally own.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Sands Capital generally seeks stocks with sustainable above average earnings growth, and with capital appreciation potential. In addition, Sands Capital looks for companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and that are valued rationally in relation to comparable companies, the market, and the business prospects for that particular company. Sands Capital generally considers selling a security when it no longer meets the investment criteria or when the issues causing such problems are not solvable within an acceptable time frame.

THE KEY RISKS

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital appreciation, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in value in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that its primary market segment, investments in growing companies that have market capitalizations in excess of $4 billion, may underperform other market segments or the equity markets as a whole. A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends often have lesser stock price declines during market downturns.

--------------------------------------------------------------------------------
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
--------------------------------------------------------------------------------

Under certain market conditions, the Fund may invest in small and medium capitalization companies. These companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, these stocks may be more volatile than stocks of larger companies.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets than other mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of concentrated, growth stock investing. Additional discussion regarding key risks may be found in the Investment Strategies and Risks section under the heading Principal Risks.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund's Class Z shares (formerly Class II shares) from year to year since the Fund's inception.(1)

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z TOTAL RETURN

-15.20%  -28.13%  36.99%  19.00%  9.63%  -6.50%  Best Quarter
                                                 4th Quarter 2001   28.63%
2001     2002     2003    2004    2005   2006
                                                 Worst Quarter
                                                 3rd Quarter 2001  -23.67%

(1) The performance information shown above is based on a calendar year. From the Fund's inception on August 11, 2000 until August 1, 2004, the Fund operated as the Pitcairn Select Growth Fund and was managed by Sands Capital. On August 1, 2004, the Pitcairn Select Growth Fund was reorganized into the Constellation Sands Capital Select Growth Fund. On November 20, 2006 the Constellation Sands Capital Select Growth Fund was renamed the Touchstone Sands Capital Select Growth Fund. Sands Capital remained the sub-advisor after the change.

--------------------------------------------------------------------------------
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Russell 1000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                                  SINCE INCEPTION
                                                               1 YEAR    5 YEARS    (8-11-2000)
-------------------------------------------------------------------------------------------------
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND - CLASS Z
-------------------------------------------------------------------------------------------------
Return Before Taxes                                           -6.50%      3.73%       -3.87%
-------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                           -6.50%      3.73%       -3.87%
-------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   -4.22%(1)   3.20%       -3.23%(1)
-------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                   9.07%      2.69%       -5.41%
-------------------------------------------------------------------------------------------------

(1) When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes", it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

(2) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index reflects no deduction for fees, expenses or taxes. You cannot invest directly in an Index.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

                                                    SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                    Up to $15
--------------------------------------------------------------------------------

                                               ANNUAL FUND OPERATING EXPENSES
                                            (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                         CLASS Z
--------------------------------------------------------------------------------
Investment Advisory Fees                                 0.85%(1)
Shareholder Services Fees                                0.25%
Other Expenses                                           0.34%(2)
Acquired Fund Fees and Expenses (AFFE)                   0.01%(3)
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.45%
Less Fee Waivers and Expense Reimbursements              0.09%
--------------------------------------------------------------------------------
NET OPERATING EXPENSES                                   1.36%(4)
--------------------------------------------------------------------------------

(1) The advisory fee is subject to adjustment, up or down, based on the Fund's performance relative to the performance of the Russell 1000 Growth Index (the "Benchmark Index"), and this fee may range from 0.70% to 1 .00% depending on the Fund's performance. See "Investments and Portfolio Management" for additional information.

(2) Touchstone Advisors has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's "Other Expenses" and "Shareholder Services Fees" for Class Z shares from collectively exceeding 0.50% through March 1, 2008. The contractual waiver may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. Acquired Fund Fees and Expenses will vary with changes in the expenses of the underlying funds (which may include changes in their fee waiver agreements, if any) as well as the degree to which the Fund invests in underlying funds, and may be higher or lower than the amount shown above. The impact of Acquired Fund Fees and Expenses is shown in "Net Operating Expenses."

(4)   The net operating expense excluding AFFE for Class Z shares is 1.35%.

--------------------------------------------------------------------------------
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same (including fee waivers and expense reimbursements for their current guaranteed duration) and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------
 $138    $450     $784     $1,728
----------------------------------

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

--------------------------------------------------------------------------------
TOUCHSTONE SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

Investment Objective - Maximum total return consistent with the preservation of capital

Investment Focus - Fixed income securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

ITS PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Short Duration Fixed Income Fund (formerly Constellation Chartwell Short Duration Fixed Income Fund) invests, under normal market conditions, at least 80% of its assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association("GNMA"). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund also invests in repurchase agreements and high quality securities issued by U.S. corporations.

In selecting investments for the Fund, the sub-advisor, Chartwell Investment Partners ("Chartwell"), chooses fixed income securities that are attractively priced relative to the market or to similar instruments. In addition, Chartwell considers the "effective duration" of the Fund's entire portfolio. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Chartwell manages interest rate risk by maintaining an effective duration that is comparable to or less than that of three-year U.S. Treasury bills.

THE KEY RISKS

The principal risks of investing in this Fund are related to changes in the values of the securities as interest rates change, credit risk (issuers will not make the interest or principal payments when they are due), prepayment risk (issuers may prepay principal earlier than scheduled at a time when interest rates are lower), and risks of political, social and economic developments. As interest rates rise, the value of fixed income securities the Fund owns is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Lower rated securities are often more volatile than higher rated securities. Longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Because of its focus on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as Fannie Mae and GNMA are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

--------------------------------------------------------------------------------
TOUCHSTONE SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

Under all repurchase agreements entered into by the Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility. Additional discussion regarding key risks may be found in the Investment Strategies and Risks section under the heading Principal Risks.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund's Class Z shares (formerly Class I shares) for each of the last 10 calendar years.(1)

TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z TOTAL RETURN

6.94%   6.96%   2.73%   8.23%   6.72%   5.19%   1.69%   2.14%   1.84%   4.36%   Best Quarter
                                                                                3rd Quarter 1998    3.05%

1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
                                                                                Worst Quarter
                                                                                2nd Quarter 2004   -0.75%

(1) The performance information shown above is based on a calendar year. From the Fund's inception on March 1, 1994 until July 1, 1999, the Fund operated as the Alpha Select Short Duration Government Funds - Three Year Portfolio. On July 1, 1999, the Fund converted to the TIP Funds (now Turner Funds) Turner Short Duration Government Funds - Three Year Portfolio, and later the Turner Short Duration Fixed Income Fund. On May 7, 2004, the Turner Short Duration Fixed Income Fund was reorganized into the Constellation Chartwell Short Duration Fixed Income Fund. On November 20, 2006 the Constellation Chartwell Short Duration Fixed Income Fund was renamed the Touchstone Short Duration Fixed Income Fund. Chartwell remained the sub-advisor after the change.

--------------------------------------------------------------------------------
TOUCHSTONE SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Lehman Brothers 1-3 Year U.S. Government Bond Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                              1 YEAR   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
TOUCHSTONE SHORT DURATION FIXED INCOME FUND - CLASS Z
Return Before Taxes                                            4.36%     3.03%     4.65%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions                            2.81%     1.76%     2.78%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    2.81%     1.83%     2.82%
-----------------------------------------------------------------------------------------
Lehman Brothers 1-3 Year U.S. Government Bond Index(1)         4.12%     2.97%     4.79%
-----------------------------------------------------------------------------------------

(1) The Lehman Brothers 1-3 Year U.S. Government Bond Index is a widely-recognized index of U.S. government obligations with maturities of at least one year. The Index reflects no deduction for fees, expenses or taxes. You cannot invest directly in an Index.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

                                                      SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                       Up to $15
--------------------------------------------------------------------------------

                                               ANNUAL FUND OPERATING EXPENSES
                                            (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                        CLASS Z SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                    0.25%
Shareholder Services Fees                                   0.25%
Other Expenses                                              0.49% (1)
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.99%
Less Fee Waivers and Expense Reimbursements                 0.25%
--------------------------------------------------------------------------------
NET OPERATING EXPENSES                                      0.74%
--------------------------------------------------------------------------------

(1) Touchstone Advisors has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.24% through March 1, 2008. The contractual waiver may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

--------------------------------------------------------------------------------
TOUCHSTONE SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------
  $76      $290      $523     $1,190
--------------------------------------

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

--------------------------------------------------------------------------------
TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

Investment Objective - Long-term capital growth

Investment Focus - Common stocks of small capitalization companies

ITS PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Small Cap Value Opportunities Fund (formerly Constellation Small Cap Value Opportunities Fund) invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisors, Turner Investment Partners, Inc. ("TIP"), Diamond Hill Capital Management, Inc. ("Diamond Hill") and James Investment Research, Inc. ("JIR"), believe have the potential for growth and that appear to be trading below their perceived value. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of the Fund, a small capitalization company is one that has a market capitalization at the time of purchase that is no larger than the largest stock in the Russell 2000 Value Index. As of December 31, 2006, the Russell 2000 Value Index included companies with capitalizations up to $3 billion. The size of the companies included in the Russell 2000 Value Index will change with market conditions.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas.

TIP selects securities based primarily on its fundamental analysis of each company and due consideration of such characteristics as price-cash flow, price-earnings and price-book value ratios. TIP looks for companies with quality management teams that can take advantage of unique product opportunities, with an emphasis on companies that TIP believes are undervalued by the market. TIP also employs a quantitative approach to determine whether a company's share price reflects its perceived value. TIP generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

Diamond Hill's investment process is designed to identify well managed companies whose market prices are at a discount to the intrinsic value of the business. Diamond Hill employs a two part process to select securities. It performs fundamental research to find companies that it believes have solid growth prospects. Diamond Hill also uses a proprietary valuation model to build an intrinsic value for each company under consideration. As part of fundamental research, Diamond Hill may evaluate a company's corporate and financial history and strength of management. It may also analyze the company's relative pricing power, long term cash flow, return on equity and other financial metrics. Diamond Hill may sell a security if it fully appreciates to its estimate of intrinsic value, if it believes that the company's fundamentals are deteriorating or if it identifies a more attractive investment opportunity.

JIR does much of its own research using quantitative databases and statistical expertise. It uses a number of elements to help predict future stock and bond price movements. JIR will use a proprietary investment model to select stocks for the Fund that it believes are undervalued and more likely to appreciate. JIR focuses on value, neglect or stocks which are underrepresented by institutional investors, as well as on management commitment. JIR also assesses a number of fundamental factors such as earnings, earnings trend, price earning multiples, return on assets and balance sheet data as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges. For the Fund, JIR refines the model by using a capitalization screen and evaluates thousands of companies within the appropriate capitalization range. JIR will invest primarily in common stocks of those companies with market capitalizations of $1.5 billion or less at the time of purchase. JIR will usually sell a security when the market capitalization exceeds $2 billion, or when the company no longer meets JIR's investment criteria.

--------------------------------------------------------------------------------
TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

THE KEY RISKS

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term capital growth, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies. In addition, companies with market capitalizations that fall at the lower extreme of the Russell 2000 Value Index's capitalization range (sometimes referred to as "micro-capitalization companies") are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

This Fund should only be purchased by investors seeking long-term capital growth who can withstand the share price volatility of small cap investing. Additional discussion regarding key risks may be found in the Investment Strategies and Risks section under the heading Principal Risks.

--------------------------------------------------------------------------------
TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund's Class Z shares (formerly Class II shares) from year to year since the Fund's inception.(1)

TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND - CLASS Z TOTAL RETURN

54.13%   23.73%   9.71%   12.71%   Best Quarter
                                   2nd Quarter 2003   18.97%
2003     2004     2005    2006
                                   Worst Quarter
                                   3rd Quarter 2002  -13.12%

(1) The performance information shown above is based on a calendar year. From its inception on March 4, 2002 until May 7, 2004, the Fund operated as the Turner Small Cap Value Opportunities Fund, a portfolio of the Turner Funds and was advised by Turner Investment Management, LLC, a majority-owned subsidiary of TIP. On May 7, 2004, the Turner Small Cap Value Opportunities Fund was reorganized into the Constellation TIP Small Cap Value Opportunities Fund. Effective December 22, 2005, the Fund's name was changed to Constellation Small Cap Value Opportunities Fund. On November 20, 2006 the Constellation Small Cap Value Opportunities Fund was renamed the Touchstone Small Cap Value Opportunities Fund. TIP and Diamond Hill remained the sub-advisors after the change. JIR became a Sub-Advisor to the Fund on June 20, 2007.

This table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2006 to those of the Russell 2000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                                       SINCE INCEPTION(1)
                                                              1 YEAR        (3/4/02)
-----------------------------------------------------------------------------------------
TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND - CLASS Z
Return Before Taxes                                           12.71%          18.91%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions                           12.09%          17.85%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    8.60%          16.12%
-----------------------------------------------------------------------------------------
Russell 2000 Value Index(2)                                   23.48%          15.11%
-----------------------------------------------------------------------------------------

(1) The performance information shown above reflects performance for the Fund as managed solely by TIP through 2005. Diamond Hill became a sub-advisor to the Fund on January 17, 2006 and JIR became a sub-advisor to the Fund on June 20, 2007.

(2) The Russell 2000 Value Index measures the performance of companies included in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Index reflects no deduction for fees, expenses or taxes. You cannot invest directly in an Index.

--------------------------------------------------------------------------------
TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.


                                                       SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                       Up to $15
--------------------------------------------------------------------------------

                                               ANNUAL FUND OPERATING EXPENSES
                                            (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          CLASS Z
--------------------------------------------------------------------------------
Investment Advisory Fees                                   0.95%
Shareholder Services Fees                                  0.25%
Other Expenses                                             0.45% (1)
Acquired Fund Fees and Expenses (AFFE)                     0.02% (2)
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.67%
Less Fee Waivers and Expense Reimbursements                0.15%
--------------------------------------------------------------------------------
NET OPERATING EXPENSES                                     1.52% (3)
--------------------------------------------------------------------------------

(1) Touchstone Advisors has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.30% through March 1, 2008. The contractual waiver may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. Acquired Fund Fees and Expenses will vary with changes in the expenses of the underlying funds (which may include changes in their fee waiver agreements, if any) as well as the degree to which the Fund invests in underlying funds, and may be higher or lower than the amount shown above. The impact of Acquired Fund Fees and Expenses is shown in "Net Operating Expenses."

(3)   The net operating expense excluding AFFE for Class Z shares is 1.50%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
 $155     $512      $893      $1,964
-------------------------------------

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

--------------------------------------------------------------------------------
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

Investment Objective - Maximum total return consistent with the preservation of capital

Investment Focus - Fixed income securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

ITS PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Ultra Short Duration Fixed Income Fund (formerly Constellation Chartwell Ultra Short Duration Fixed Income Fund) invests, under normal market conditions, at least 80% of its assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association (GNMA). This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund also invests in repurchase agreements and high quality securities issued by U.S. corporations.

In selecting investments for the Fund, the sub-advisor, Chartwell Investment Partners ("Chartwell"), chooses fixed income securities that are attractively priced relative to the market or to similar instruments. In addition, Chartwell considers the "effective duration" of the Fund's entire portfolio. Effective duration is a measure of a security's price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Chartwell manages interest rate risk by maintaining an effective duration that is comparable to or less than that of one-year U.S. Treasury bills.

THE KEY RISKS

The principal risks of investing in this Fund are related to changes in the values of the securities as interest rates change, credit risk (issuers will not make the interest or principal payments when they are due), prepayment risk (issuers may prepay principal earlier than scheduled at a time when interest rates are lower), and risks of political, social and economic developments. As interest rates rise, the value of fixed income securities the Fund owns is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Lower rated securities are often more volatile than higher rated securities. Longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Because of its focus on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. In addition, securities issued by agencies such as Fannie Mae and GNMA are supported only by the credit of the issuing agency and any associated collateral.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

--------------------------------------------------------------------------------
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

Under all repurchase agreements entered into by the Fund, the Funds' Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

This Fund should only be purchased by investors seeking maximum total return consistent with preservation of capital who can withstand a limited amount of share price volatility. Additional discussion regarding key risks may be found in the Investment Strategies and Risks section under the heading Principal Risks.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund's Class Z shares (formerly Class I shares) for each of the last 10 calendar years.(1)

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z TOTAL RETURN

6.32%   5.87%   5.40%   6.97%   5.79%   2.67%   1.35%   1.75%   2.93%   5.29%   Best Quarter
                                                                                1st Quarter 2001    2.02%

1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
                                                                                Worst Quarter
                                                                                2nd Quarter 2003   -0.23%

(1) The performance information shown above is based on a calendar year. From the Fund's inception on March 1, 1994 until July 1, 1999, the Fund operated as the Alpha Select Short Duration Government Funds - One Year Portfolio. On July 1, 1999, the Fund converted to the TIP Funds (now Turner Funds) Turner Short Duration Government Funds - One Year Portfolio, and later the Turner Ultra Short Duration Fixed Income Fund. On May 7, 2004, the Turner Ultra Short Duration Fixed Income Fund was reorganized into the Constellation Chartwell Ultra Short Duration Fixed Income Fund. On November 20, 2006 the Constellation Chartwell Ultra Short Duration Fixed Income Fund was renamed the Touchstone Ultra Short Duration Fixed Income Fund. Chartwell remained the sub-advisor after the change.

--------------------------------------------------------------------------------
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Merrill Lynch Three-Month U.S. Treasury Bill Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                              1 YEAR   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND - CLASS Z
Return Before Taxes                                            5.29%     2.79%      4.42%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions                            3.59%     1.73%      2.73%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares    3.41%     1.75%      2.72%
-----------------------------------------------------------------------------------------
Merrill Lynch Three-Month U.S. Treasury Bill Index(1)          4.85%     2.42%      3.80%
-----------------------------------------------------------------------------------------

(1) The Merrill Lynch Three-Month U.S. Treasury Bill Index is an unmanaged index of Treasury securities that assumes reinvestment of all income. The Index reflects no deduction for fees, expenses or taxes. You cannot invest directly in an Index.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

                                                       SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                       Up to $15
--------------------------------------------------------------------------------

                                               ANNUAL FUND OPERATING EXPENSES
                                            (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                       CLASS Z SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                   0.25%
Shareholder Services Fees                                  0.25%
Other Expenses                                             0.44% (1)
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       0.94%
Less Fee Waivers and Expense Reimbursements                0.25%
--------------------------------------------------------------------------------
NET OPERATING EXPENSES                                     0.69%
--------------------------------------------------------------------------------

(1) Touchstone Advisors has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's "Other Expenses" from exceeding 0.19% through March 1, 2008. The contractual waiver may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

--------------------------------------------------------------------------------
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
  $70     $275      $469     $1,132
-------------------------------------

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

--------------------------------------------------------------------------------
TOUCHSTONE VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT GOAL

Investment Objective - Long-term total return

Investment Focus - Common stocks of U.S. companies

ITS PRINCIPAL INVESTMENT STRATEGIES

The Touchstone Value Opportunities Fund (formerly Constellation Clover Core Value Fund) invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Clover Capital Management, Inc. ("Clover Capital"), believes possess attractive long-term return potential because of their lower than average valuations and improving business outlooks. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.The Fund invests in securities of companies operating in a broad range of industries based primarily on Clover Capital's quantitative, fundamental and technical analysis. In looking at company valuations, Clover Capital considers factors such as price-cash flow, price-earnings and price-book value. In selecting specific securities for the Fund, Clover Capital may also consider other factors, such as competitive positioning, earnings outlook and price momentum. The Fund may invest in companies of any size in order to achieve its goal. Clover Capital generally considers selling a security when it reaches a target price, when it fails to perform as expected, or when other opportunities appear more attractive.

THE KEY RISKS

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. The Fund's investment approach is intended to provide long-term total return, which carries with it the potential for price volatility associated with owning equity securities. Historically, the equity markets have moved in cycles. The value of the Fund's equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund is subject to the risk that small and medium capitalization value stocks may underperform other types of stocks or the equity markets as a whole. Moreover, the smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap company stocks may be more volatile than stocks of larger companies. In addition, companies with market capitalizations that fall at the lower extreme of the market capitalization range (sometimes referred to as "micro-capitalization companies") are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Clover Capital's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Fund to underperform funds that also seek long-term total return but use different approaches to the security selection process. The out-of-favor and undervalued companies in which the Fund invests in may be more vulnerable to negative investor sentiment or adverse business or economic events than more growth-oriented companies.

--------------------------------------------------------------------------------
TOUCHSTONE VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

This Fund should only be purchased by investors seeking long-term total return who can withstand the share price volatility of equity investing. Additional discussion regarding key risks may be found in the Investment Strategies and Risks section under the heading Principal Risks.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks and volatility of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance (before taxes) of the Fund's Class Z shares (formerly Class I shares) for each of the last 10 calendar years.(1)

TOUCHSTONE VALUE OPPORTUNITIES FUND - CLASS Z TOTAL RETURN

17.54%   -1.47%   4.27%   10.70%   13.00%   -12.04%   32.65%   17.77%   12.09%   15.27%   Best Quarter
                                                                                          2nd Quarter 2003    19.28%
1997     1998     1999    2000     2001     2002      2003     2004     2005     2006
                                                                                          Worst Quarter
                                                                                          3rd Quarter 2002   -16.03%

(1) The performance information shown above is based on a calendar year. From the Fund's inception on December 6, 1991 until May 1, 2001, the Fund operated as the Clover Midcap Value Fund and was advised by Clover Capital. On May 1, 2001, the shareholders of the Clover Midcap Value Fund voted to approve Turner Investment Partners, Inc. as the Fund's investment advisor and Clover Capital as the sub-advisor, and from that date until May 7, 2004 the Fund operated as the Turner Core Value Fund. On May 7, 2004, the Turner Core Value Fund was reorganized into the Constellation Clover Core Value Fund. On November 20, 2006 the Constellation Clover Core Value Fund was renamed the Touchstone Value Opportunities Fund. Clover remained the sub-advisor after the change.

--------------------------------------------------------------------------------
TOUCHSTONE VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

This table compares the Fund's average annual total returns (before and after taxes) for the periods ended December 31, 2006, to those of the Russell 3000 Value Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

                                                              1 YEAR   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
TOUCHSTONE VALUE OPPORTUNITIES FUND - CLASS Z
Return Before Taxes                                           15.27%    12.17%     10.37%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions                           10.85%    10.47%      8.17%
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares   12.90%    10.12%      8.12%
-----------------------------------------------------------------------------------------
Russell 3000 Value Index(1)                                   22.34%    11.20%     11.11%
-----------------------------------------------------------------------------------------

(1) The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects no deduction for fees, expenses or taxes. You cannot invest directly in an Index.


THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

                                                       SHAREHOLDER FEES
                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                        Up to $15
--------------------------------------------------------------------------------

                                               ANNUAL FUND OPERATING EXPENSES
                                            (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                            CLASS Z
--------------------------------------------------------------------------------
Investment Advisory Fees                                     0.74%
Shareholder Services Fees                                    0.25%
Other Expenses                                               0.45%(1)
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.44%
Less Fee Waivers and Expense Reimbursements                  0.10%
--------------------------------------------------------------------------------
NET OPERATING EXPENSES                                       1.34%
--------------------------------------------------------------------------------

(1) Touchstone Advisors has contractually agreed to waive fees and to reimburse expenses in order to keep the Fund's "Other Expenses" for Class Z shares from exceeding 0.35% through March 1, 2008. The contractual waiver may not be modified or eliminated except with the approval of the Board of Trustees of the Fund.

--------------------------------------------------------------------------------
TOUCHSTONE VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that the Fund operating expenses remain the same and that you reinvest all dividends and distributions. Using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
 $136      $446      $777     $1,716
-------------------------------------

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in our Statement of Additional Information (SAI).

Each Fund's investment objective is non-fundamental, and may be changed by the Trust's Board of Trustees. The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations (i.e. fixed and variable rate securities and high quality debt securities of corporate and government issuers) that would not ordinarily be consistent with the Funds' objectives. This defensive investing may increase a Fund's taxable income. A Fund will do so only if the Advisor or the Fund's sub-advisor believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains. Of course, there can be no guarantee that any Fund will achieve its investment objective.

PORTFOLIO COMPOSITION

Certain of the Funds have adopted policies to invest, under normal circumstances, at least 80% of the value of the Fund's "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of these 80% Policies, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy.

PRINCIPAL RISKS

EQUITY RISK - THE EQUITY FUNDS

Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund's net asset value to fluctuate. An investment in an equity fund may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK - THE FIXED INCOME FUNDS

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

CALL RISK During periods of falling interest rates, an issuer may prepay (or "call") certain debt obligations with high coupon rates prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CREDIT RISK An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. The effect of this risk to an investor in the Fund should be reduced because the Funds hold bonds of multiple issuers.

EVENT RISK Securities may decline in credit quality and market value due to issuer restructurings or other factors. The effect of this risk to an investor in the Fund should be reduced because the Funds hold bonds of multiple issuers.

MORTGAGE-BACKED SECURITIES - THE FIXED INCOME FUNDS

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

U.S. GOVERNMENT SECURITIES RISK - THE FIXED INCOME FUNDS

Although the Funds' U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

MANAGER OF MANAGERS RISK - ALL FUNDS

The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of each Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

MORE INFORMATION ABOUT RISK

The Funds are subject to a number of risks that pertain to non-principal investment strategies, which may affect the value of their shares.

CHANGE IN MARKET CAPITALIZATION - DIVERSIFIED SMALL CAP VALUE, MID CAP, AND SMALL CAP VALUE OPPORTUNITIES FUNDS

A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market growth, the Fund may continue to hold the security if, in the sub-advisor's judgment, the security remains otherwise consistent with the Fund's investment objective and strategies. However, this change could affect the Fund's flexibility in making new investments.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

Each Fund may sell its portfolio securities, regardless of the length of time they have been held, if the Advisor and/or sub-advisor determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Advisor's or sub-advisor's control. These transactions will increase a Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

Although turnover rates may vary substantially from year to year, the following Funds had annual rates of turnover exceeding 100% for the fiscal year ended September 30, 2006:

                                                                       ANNUAL
FUND                                                               TURNOVER RATE
--------------------------------------------------------------------------------
Touchstone Mid Cap Fund                                                323% *
--------------------------------------------------------------------------------

* Represents the Fund's portfolio turnover for the period October 1, 2005 through September 30, 2006.

NON-PRINCIPAL RISKS

USE OF DERIVATIVE CONTRACTS - ALL FUNDS

Each Fund may, but is not required to, use derivative instruments for any of the following purposes:

      o To hedge against adverse changes - caused by changing interest rates, stock market prices or currency exchange rates - in the market value of securities held by or to be bought for a Fund;

      o     As a substitute for purchasing or selling securities;

      o To shorten or lengthen the effective portfolio maturity or duration of tax-exempt bonds;

      o     To enhance a Fund's potential gain in non-hedging situations; or

      o To lock in a substantial portion of the unrealized appreciation in a stock without selling it.

A derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative instruments can have a large impact on a portfolio's yield, stock prices and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund's holdings less liquid and harder to value, especially in declining markets. In addition, much of the income and gains generated by derivatives will be taxed as ordinary income.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENTS IN EXCHANGE-TRADED FUNDS -- ALL FUNDS

The Funds may invest in shares of exchange-traded funds ("ETFs"). An ETF is a registered investment company that seeks to track the performance of a particular market index. Investing in an ETF generally offers instant exposure to an index or a broad range of markets, sectors, geographic regions or industries.

When investing in ETFs, shareholders bear their proportionate share of the Fund's expenses and similar expenses of the ETFs. Also, although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

LENDING OF PORTFOLIO SECURITIES - ALL FUNDS

The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. Lending portfolio securities results in additional income, which serves to reduce the amount that would otherwise be payable by the Advisor to the Fund under the Advisor's voluntary expense limitation arrangement (see "Contractual Fee Waiver Agreement").

--------------------------------------------------------------------------------
THE FUNDS' MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

TOUCHSTONE ADVISORS
303 BROADWAY, SUITE 1100, CINCINNATI, OH 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2006, Touchstone Advisors had approximately $7.8 billion in assets under management. As the Funds' advisor, Touchstone Advisors continuously reviews, supervises and administers the Funds' investment programs and also ensures compliance with the Funds' investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund's sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

o     Level of knowledge and skill

o     Performance as compared to its peers or benchmark

o     Consistency of performance over 5 years or more

o     Level of compliance with investment rules and strategies

o     Employees facilities and financial strength

o     Quality of service

Touchstone Advisors will also continually monitor each sub-advisor's performance through various analyses and through in-person, telephone and written consultations with the sub-advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in its sub-advisory arrangements.

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.

For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund, as set forth below. Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee.

NAME OF FUND                                                     ANNUAL FEE RATE
--------------------------------------------------------------------------------
Touchstone Diversified Small Cap Value Fund                           0.85%
--------------------------------------------------------------------------------
Touchstone Mid Cap Fund                                               0.80%
--------------------------------------------------------------------------------
Touchstone Small Cap Value Opportunities Fund                         0.95%
--------------------------------------------------------------------------------
Touchstone Short Duration Fixed Income Fund                           0.25%
--------------------------------------------------------------------------------
Touchstone Ultra Short Duration Fixed Income Fund                     0.25%
--------------------------------------------------------------------------------
Touchstone Value Opportunities Fund                                   0.74%
--------------------------------------------------------------------------------

The Touchstone Sands Capital Select Growth Fund's base advisory fee is 0.85%, and this fee may range from 0.70% to 1.00% depending on the Fund's performance relative to the Russell 1000 Growth Index. Fee adjustments apply if the Fund outperforms or underperforms its benchmark by 2.50% or more.

--------------------------------------------------------------------------------
THE FUNDS' MANAGEMENT
--------------------------------------------------------------------------------

Touchstone and Sands Capital Management will receive performance fees (as described above) if the relevant benchmark index is surpassed, including negative performance. Under certain market conditions, it is possible that the performance fee adjustment (upward or downward) will apply as a result of random moves in the market as opposed to the Touchstone Sands Capital Select Growth Fund's underperformance or outperformance of the market. The performance comparison is made for a rolling 12-month period, consisting of the current month for which performance is available plus the previous 11 months. This comparison is made at the end of each month, with appropriate performance-based adjustments added to (or subtracted from) the base advisory fee. Because any adjustment to the Fund's base advisory fee is based upon the Fund's performance compared to the investment record of the Russell 1000 Growth Index, a performance adjustment will be made not when the Fund's performance is up or down, but when it is up or down more or less than the performance of the Russell 1000 Growth Index. For purposes of this performance adjustment mechanism, the investment performance of the Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of: (i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for the Russell 1000 Growth Index is expressed as a percentage of the starting level of the Index at the beginning of the period, as modified by the change in the level of the Index during the period and by the value computed consistently with the Index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the Index.

The Funds' SAI contains additional information about performance-based adjustments.

SUB-ADVISORS

Clover Capital Management, Inc., ("Clover Capital") an SEC-registered advisor located at 400 Meridian Centre, Ste 200, Rochester, NY 14618, serves as Sub-Advisor to the Touchstone Diversified Small Cap Value and the Touchstone Value Opportunities Funds (the "Touchstone Clover Funds"). From May 1, 2001 to May 7, 2004, Clover Capital served as the Sub-Advisor to the Turner Small Cap Value, Core Value, and Core Fixed Income Funds. Prior to May 1, 2001, Clover Capital served as these Funds' investment advisor. As Sub-Advisor, Clover Capital makes investment decisions for the Touchstone Clover Funds and also ensures compliance with the Touchstone Clover Funds' investment policies and guidelines. As of December 31, 2006, Clover Capital had approximately $2.6 billion in assets under management. For its services as investment Sub-Advisor to the Touchstone Clover Funds, Clover Capital is entitled to receive investment sub-advisory fees from Touchstone at an annualized rate, based on the average daily net assets of each Fund, as follows:

Touchstone Diversified Small Cap Value Fund                                0.45%
--------------------------------------------------------------------------------
Touchstone Value Opportunities Fund                                        0.37%
--------------------------------------------------------------------------------


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THE FUNDS' MANAGEMENT
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Chartwell Investment Partners ("Chartwell"), an SEC-registered advisor located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, serves as Sub-Advisor to the Touchstone Short Duration Fixed Income Fund and Touchstone Ultra Short Duration Fixed Income Fund. As Sub-Advisor, Chartwell makes investment decisions for these two Funds and also ensures compliance with the Touchstone Funds' investment policies and guidelines. As of December 31, 2006, Chartwell had approximately $5.4 billion in assets under management. For its services as investment Sub-Advisor to the Touchstone Ultra Short Duration Fixed Income Fund and the Touchstone Short Duration Fixed Income Fund, Chartwell is entitled to receive investment sub-advisory fees from Touchstone Advisors at an annualized rate, based on the average daily net assets of each Fund, as follows:

Touchstone Short Duration Fixed Income Fund                               0.125%
--------------------------------------------------------------------------------
Touchstone Ultra Short Duration Fixed Income Fund                         0.125%
--------------------------------------------------------------------------------

Turner Investment Partners, Inc. ("TIP"), an SEC-registered advisor located at 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, serves as Sub-Advisor to the Touchstone Mid Cap Fund and one of the three Sub-Advisors to the Touchstone Small Cap Value Opportunities Fund (the "Touchstone TIP Funds"). Prior to May 7, 2004, Turner Investment Management, LLC, a majority-owned subsidiary of TIP, served as investment advisor to the Turner Small Cap Value Opportunities Fund. As sub-advisor, TIP makes investment decisions for the Touchstone Mid Cap Fund, Touchstone Healthcare and Biotechnology Fund and its allocated portion of the Touchstone Small Cap Value Opportunities Fund and also ensures compliance with the Funds' investment policies and guidelines. As of December 31, 2006, TIP had approximately $22.8 billion in assets under management. For its services as investment Sub-Advisor to the Touchstone Mid Cap Fund, TIP is entitled to receive investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.50% of the average daily net assets. For its services as Sub-Advisor to the Touchstone Small Cap Value Opportunities Fund, TIP is entitled to receive sub-advisory fees from Touchstone Advisors at an annualized rate of 0.55% on the Fund's average daily net assets of the first $50 million, and 0.50% on the Fund's average daily net assets above that amount for which it serves as Sub-Advisor.

Sands Capital Management, LLC ("Sands Capital Management") located at 1100 Wilson Boulevard, Suite 3050, Arlington, VA 22209, serves as Sub-Advisor to the Touchstone Sands Capital Select Growth Fund. As Sub-Advisor, Sands Capital Management makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of December 31, 2006, Sands Capital Management had approximately $19.6 billion in assets under management.

For its services as investment Sub-Advisor to the Touchstone Sands Capital Select Growth Fund, Sands Capital Management is entitled to receive base investment sub-advisory fees from Touchstone Advisors at an annualized rate of 0.50% on the value of the first $100 million, and 0.45% on the value of assets above that amount. The sub-advisory fee paid to Sands Capital Management can increase or decrease depending on the Fund's performance relative to its benchmark. The Funds' SAI contains a description of these performance-based adjustments.

RELATED PERFORMANCE INFORMATION FOR SANDS CAPITAL MANAGEMENT

Sands Capital Management has substantial experience in managing investment companies and other accounts that focus on growth companies. The table below is designed to show you how a composite of similar growth equity accounts managed by Sands Capital Management performed over various periods in the past. The accounts comprising the Sands Capital Growth Equity Composite have investment objectives, policies and principal investment strategies that are substantially similar to those of the Sands Capital Select Growth Fund. The performance information is calculated in accordance with CFA Institute (formerly, AIMR) standards.

The table below shows the returns for the Sands Capital Growth Equity Composite compared with the Russell 1000 Growth Index for the periods ending December 31, 2006. The returns of the Sands Capital Growth Equity Composite reflect deductions of account fees and expenses (including advisory fees), and assume all dividends and distributions have been reinvested. The returns of the Russell 1000 Growth Index assume all dividends and distributions have been reinvested.


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This information is designed to demonstrate the historical track record of Sands
Capital Management. It does not indicate how the Sands Capital Select Growth
Fund has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

The Sands Capital Growth Equity Composite includes accounts managed by Sands Capital Management that pay lower expenses than those paid by shareholders of the Sands Capital Select Growth Fund. Higher expenses reduce returns to investors. Accounts contained in the composite also may not be subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Sands Capital Management.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                    SANDS CAPITAL
                                                    GROWTH EQUITY   RUSSELL 1000
                                                      COMPOSITE     GROWTH INDEX
--------------------------------------------------------------------------------
1 Year                                                  -5.68%          9.07%
--------------------------------------------------------------------------------
3 Years                                                  7.90%          6.87%
--------------------------------------------------------------------------------
5 Years                                                  4.49%          2.69%
--------------------------------------------------------------------------------
10 Years                                                 9.75%          5.44%
--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURNS - 1992 TO 2006 AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------------
                                                    SANDS CAPITAL
                                                    GROWTH EQUITY   RUSSELL 1000
                                                      COMPOSITE     GROWTH INDEX
--------------------------------------------------------------------------------
2006                                                    -5.68%           9.07%
--------------------------------------------------------------------------------
2005                                                    10.53%           5.26%
--------------------------------------------------------------------------------
2004                                                    20.53%           6.30%
--------------------------------------------------------------------------------
2003                                                    36.26%          29.75%
--------------------------------------------------------------------------------
2002                                                   -27.24%         -27.88%
--------------------------------------------------------------------------------
2001                                                   -15.79%         -20.42%
--------------------------------------------------------------------------------
2000                                                   -18.38%         -22.42%
--------------------------------------------------------------------------------
1999                                                    47.57%          33.16%
--------------------------------------------------------------------------------
1998                                                    54.11%          38.71%
--------------------------------------------------------------------------------
1997                                                    30.22%          30.49%
--------------------------------------------------------------------------------
1996                                                    38.12%          23.12%
--------------------------------------------------------------------------------
1995                                                    42.31%          37.19%
--------------------------------------------------------------------------------
1994                                                     3.21%           2.66%
--------------------------------------------------------------------------------
1993                                                    -0.35%           2.90%
--------------------------------------------------------------------------------
1992                                                     5.76%           5.00%
--------------------------------------------------------------------------------

Diamond Hill Capital Management, Inc. ("Diamond Hill"), an SEC-registered advisor located at 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215, began serving as one of the three Sub-Advisors to the Touchstone Small Cap Value Opportunities Fund effective January 17, 2006. Diamond Hill is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. As Sub-Advisor, Diamond Hill makes investment decisions for that portion of the Touchstone Small Cap Value Opportunities Fund's investment portfolio for which it is responsible. Diamond Hill also ensures compliance with the Touchstone Small Cap Value Opportunities Fund's investment policies and guidelines with respect to those assets for which it is responsible. As of December 31, 2006, Diamond Hill had approximately $3.7 billion in assets under management. For its services as Sub-Advisor to the Touchstone Small Cap Value Opportunities Fund, Diamond Hill is entitled to receive sub-advisory fees from Touchstone Advisors at an annualized rate of 0.55% on the Fund's average daily net assets of the first $50 million, and 0.50% on the Fund's average daily net assets above that amount for which it serves as Sub-Advisor.


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James Investment Research, Inc., ("JIR"), an SEC- registered advisor located at
1349 Fairground Road, Xenia, OH 45385, began serving as one of the three Sub-Advisors to the Touchstone Small Cap Value Opportunities Fund effective June 20, 2007. As a sub-advisor, JIR makes investment decisions for that portion of the Fund's investment portfolio for which it is responsible. JIR also ensures compliance with the Fund's investment policies and guidelines with respect to those assets for which it is responsible. As of May 31, 2007, JIR had approximately $2.1 billion in assets under management. For its services as Sub-Advisor to the Fund, JIR is entitled to receive sub-advisory fees from Touchstone Advisors at an annualized rate of 0.50% of the Fund's average daily net assets for which it serves as sub-advisor.

CONTRACTUAL FEE WAIVER AGREEMENT

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep certain Funds' "Other Expenses" and "Shareholder Services Fees" in the aggregate from exceeding the levels set forth below. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, are excluded from Touchstone Advisors' waiver obligations. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. These fee waivers and expense reimbursements will remain in effect until March 1, 2008.

                                                        CONTRACTUAL LIMIT ON
                                                        "OTHER EXPENSES" AND
FUND                                                 "SHAREHOLDER SERVICES FEES"
--------------------------------------------------------------------------------
Touchstone Diversified Small Cap Value Fund                     0.35%*
--------------------------------------------------------------------------------
Touchstone Mid Cap Fund                                         0.35%
--------------------------------------------------------------------------------
Touchstone Sands Capital Select Growth Fund                     0.50%
--------------------------------------------------------------------------------
Touchstone Short Duration Fixed Income Fund                     0.24%*
--------------------------------------------------------------------------------
Touchstone Small Cap Value Opportunities Fund                   0.30%*
--------------------------------------------------------------------------------
Touchstone Ultra Short Duration Fixed Income Fund               0.19%*
--------------------------------------------------------------------------------
Touchstone Value Opportunities Fund                             0.35%*
--------------------------------------------------------------------------------

* Reflects contractual limit on "Other Expenses" only and does not include "Shareholder Services Fees."

A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements appear in the Trust's March 31, 2006 Semiannual Report.

PORTFOLIO MANAGERS

The Touchstone Diversified Small Cap Value Fund is managed by Michael Jones, Lawrence Creatura and Stephen Gutch. The Touchstone Mid Cap Fund is managed by Thomas DiBella and Steven Gold. The Touchstone Sands Capital Select Growth Fund is managed by David E. Levanson, Frank Sands, Jr. and Frank Sands, Sr. The Touchstone Small Cap Value Opportunities Fund is managed by Thomas DiBella and Steven Gold for TIP, Ric Dillon and Thomas Schindler for Diamond Hill and an investment committee of JIR, which consists of seven people. The Touchstone Short Duration Fixed Income Fund and Touchstone Ultra Short Duration Fixed Income Fund are managed by the team of Christine Williams, Paul Matlack and Andrew Toburen. The Touchstone Value Opportunities Fund is managed by Michael Jones, Mathew Kaufler and Paul Spindler. The background of each portfolio manager is set forth below. Additional information related to each portfolio manager may be found in the SAI.


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CLOVER CAPITAL MANAGEMENT, INC.

Lawrence R. Creatura, CFA, joined Clover Capital in 1994 and is a Vice President of Investments. He has investment experience dating back to 1995.

Stephen K. Gutch, CFA, Portfolio Manager, joined Clover Capital in 2003. Previously he was an analyst for Continental Advisors, LLC (July 2002 to August
2003) and portfolio manager with Fulcrum Investment Group, LLC (1997 to June
2002). He has investment experience dating back to 1996.

Michael E. Jones, CFA, co-founded Clover Capital in 1984, and is Clover Capital's Chief Executive Officer. He has investment experience dating back to 1980.

Matthew P. Kaufler, CFA, Senior Vice President and Portfolio Manager, joined Clover Capital in 1991. He has investment experience dating back to 1986.

Paul W. Spindler, CFA, Porfolio Manager, joined Clover Capital in 1988. He has investment experience dating back to 1988.

SANDS CAPITAL MANAGEMENT, LLC

David E. Levanson, CFA, Senior Research Analyst, Senior Portfolio Manager and Director of U.S. Mutual Funds, rejoined Sands Capital in June 2002. Previously he was a Research Analyst with MFS Investment Management from 1999 to 2003. He previously had been a Research Analyst with Sands Capital from 1992 to 1994. He has investment experience dating back to 1990.

Frank M. Sands, Jr., CFA, President, Director of Research and Senior Portfolio Manager, joined Sands Capital Management in June 2000. He has investment experience dating back to 1994.

Frank M. Sands, Sr., CFA, CEO, Chief Investment Officer and Senior Portfolio Manager, co-founded Sands Capital Management, in 1992. He has investment experience dating back to 1969.

TURNER INVESTMENT PARTNERS, INC.

Thomas J. DiBella, CFA, CPA, Senior Portfolio Manager/Security Analyst, joined TIP in March 2002 as a founding member of Turner Investment Management, LLC, a subsidiary of TIP. From July 1991 until March 2002, he was Vice President and Portfolio Manager with Aeltus Investment Management. Mr. DiBella has investment experience dating back to 1983 and has managed the Fund since its inception in March 2002.

Steven L. Gold, CFA, Senior Portfolio Manager/Security Analyst, joined Turner Investment Management LLC, a subsidiary of TIP, in 2004. Previously he was employed with Standish Mellon Equity and Aetna Life & Casualty. Mr. Gold has investment experience dating back to 1985 and has managed the Fund since 2007.

DIAMOND HILL CAPITAL MANAGEMENT, INC.

Ric Dillon, CFA, President and Chief Investment Officer, joined Diamond Hill in 2000. He has investment experience dating back to 1978.

Thomas Schindler, CFA, Portfolio Manager & Analyst, joined Diamond Hill in 2000. He has investment experience dating back to 1997.

CHARTWELL INVESTMENT PARTNERS

Christine Williams, Partner, Senior Portfolio Manager, joined Chartwell in September 1997. She has investment experience dating back to 1989.


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THE FUNDS' MANAGEMENT
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Andrew S. Toburen, CFA, Principal, Senior Portfolio Manager, joined Chartwell in
June 1999. Previously, he was an Analyst with Nomura Corporate Research & Asset Management in New York. He received a B.A. in Economics from Yale University and a M.B.A. in Finance from Cornell University. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

Paul A. Matlack, CFA, Senior Portfolio Manager, joined Chartwell in September 2003. Prior to joining Chartwell, he was a Principal and Senior Portfolio Manager for Turner Investment Partners. Previous employment included Delaware Investment Advisers. He is a member of the Financial Analysts of Philadelphia and the Association for Investment Management & Research.

JAMES INVESTMENT RESEARCH, INC.

The Small Cap Value Opportunities Fund will be managed by an investment committee of JIR, which consists of seven members. The investment committee makes the investment decisions, and is primarily responsible for the day-to-day management of the portfolio. Portfolio managers rotate through various positions to ensure depth of skills and familiarity with the product. The members of the Investment Committee are:

Dr. Frank James, Ph.D., is the Founder and President of JIR and team leader of the investment committee. Dr. James earned his Ph.D. from Rensselaer Polytechnic Institute in 1967. Dr. James was formerly in charge of the graduate management program and a professor of Management and Statistics at the Air Force Institute of Technology. His current responsibilities include overseeing the company's investment management and research.

Barry R. James, CFA, CIC, is Executive Vice President of JIR and a portfolio manager. He is a principal officer of the James Advantage Funds. He received his undergraduate degree from The United States Air Force Academy and his Master's Degree from Boston University. He joined JIR in its beginning years before a tour of duty as an officer with the United States Air Force. He returned to JIR in 1986. Mr. James currently oversees the management of JIR.

Ann M. Shaw, CFP, joined JIR in 1978 and is the Chief Operating Officer and a portfolio manager. She is involved in security analysis and client service. Ms. Shaw received her Bachelor's Degree from Capital University.

Thomas L. Mangan joined JIR in 1994 and is a Senior Vice President and a portfolio manager. Mr. Mangan is also a principal officer of the James Advantage Funds. He is a graduate of The Ohio State University and earned his MBA from The University of Notre Dame in 1974. Mr. Mangan has over 30 years of experience in trading and portfolio management, including positions in New York, London and Chicago. He is a CMFC and has been an adjunct professor in the Finance Department at Wright State University since 2000.

David W. James joined JIR in 1981 and is a Senior Vice President of Research and a portfolio manager. His responsibilities include research projects and statistical analysis. Mr. James studied computer science and statistics at Florida State University and Wright State University.

R. Brian Culpepper joined JIR in 1995 and is a portfolio manager. Mr. Culpepper is involved in equity research. He is a graduate of Wright State University in Dayton, Ohio, where he earned a double Bachelor of Science degree in Management Information Systems and Management in 1995 and an MBA in 2005 and is a CMFC.

Brian Shepardson, CFA, CIC, joined JIR in 1999. He is a portfolio manager and is involved in equity and fixed income research. Mr. Shepardson obtained his BBA from the University of Cincinnati in 1996, holds a CFA charter and is a CMFC.


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CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

The Value Opportunities Fund, the Diversified Small Cap Value Fund, the Mid Cap Fund and the Small Cap Value Opportunities Fund also offer Class A and Class C shares. The Sands Capital Select Growth Fund and the Mid Cap Fund also offer Class Y shares. Class A, C and Y shares are offered in separate prospectuses. For information on Class A, C or Y shares, telephone the Trust's principal underwriter, Touchstone Securities, Inc. at 1.800.543.0407.

PURCHASING YOUR SHARES

Class Z shares are sold at Net Asset Value ("NAV"), without an initial sales charge and may be subject to a shareholder services fee. Class Z shares are only open to investors purchasing through an intermediary or financial institution approved by the Distributor or by a shareholder who owned shares of the Trust as of November 17, 2006 who are purchasing additional shares for their accounts or opening new accounts.

Please read this Prospectus carefully and then determine how much you want to invest. Purchases may be made directly from Touchstone, or through your financial advisor. You can obtain an investment application from Touchstone, your financial advisor, or by visiting our website at touchstoneinvestments.com. For more information about how to purchase shares, call Touchstone at 1.800.543.0407.

INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

MINIMUM INVESTMENT REQUIREMENTS
-----------------------------------------------------------------------------
                                                        INITIAL    ADDITIONAL
                                                      INVESTMENT   INVESTMENT
-----------------------------------------------------------------------------
Regular Account
Class Z                                                 $2,500         $50
-----------------------------------------------------------------------------
Retirement Account or Custodial Account under
the Uniform Gifts/Transfers to Minors Act ("UGTMA")
Class Z                                                 $1,000         $50
-----------------------------------------------------------------------------
Investments through the Automatic Investment Plan
Class Z                                                 $  100         $50
-----------------------------------------------------------------------------

(!)INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day that your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.


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INVESTING IN THE FUNDS

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.

o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

o     You may also open an account through your financial advisor.

BY EXCHANGE

o Class Z shares may be exchanged into any other existing Touchstone Class Z Fund at NAV or any Touchstone Class A Fund at NAV. Class Z shares may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund - Institutional Class.

o     You do not have to pay an exchange fee for your exchange.

o You should carefully review the disclosure provided in the Prospectus relating to the exchanged-for Fund before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

You may invest in the Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

INDIVIDUAL RETIREMENT PLANS

o     Traditional Individual Retirement Accounts ("IRAs")

o     Savings Incentive Match Plan for Employees ("SIMPLE IRAs")

o     Spousal IRAs

o     Roth Individual Retirement Accounts ("Roth IRAs")

o     Coverdell Education Savings Accounts ("Education IRAs")

o     Simplified Employee Pension Plans ("SEP IRAs")

o     403(b)(7) Custodial Accounts


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EMPLOYER SPONSORED RETIREMENT PLANS

o     Defined benefit plans

o Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)

o     457 plans

* SPECIAL TAX CONSIDERATION

To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone at 1.800.543.0407 or contact your financial advisor.

THROUGH A PROCESSING ORGANIZATION

You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. When shares are purchased this way, there may be various differences. The processing organization may:

      o     Charge a fee for its services

      o     Act as the shareholder of record of the shares

      o     Set different minimum initial and additional investment requirements

      o     Impose other charges and restrictions

      o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price, if applicable) next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

It is the responsibility of the processing organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES

We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone, or its authorized agent, by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. ET, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or its authorized agent, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the public offering price next determined on the following business day. It is the responsibility of Touchstone's authorized agent to transmit orders that will be received by Touchstone in proper form and in a timely manner.


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ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.

o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds

o     Write your account number on the check.

o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.

o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.

o     Your bank may charge a fee for handling wire transfers.

o Purchases in the Funds will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.

o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

PURCHASES WITH SECURITIES

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can automatically invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. Amounts that are automatically invested in a Fund will not be available for redemption until three business days after the automatic reinvestment.


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REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES

You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone, or its authorized agent, in proper form by the close of regular trading on the NYSE (usually 4:00 p.m. ET), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.

o     To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.

o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

o If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

      o     Requiring personal identification

      o Making checks payable only to the owner(s) of the account shown on Touchstone's records

      o Mailing checks only to the account address shown on Touchstone's records

      o Directing wires only to the bank account shown on Touchstone's records


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INVESTING WITH TOUCHSTONE
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      o     Providing written confirmation for transactions requested by telephone

      o     Digitally recording instructions received by telephone

BY MAIL

o     Write to Touchstone.

o     Indicate the number of shares or dollar amount to be sold.

o     Include your name and account number.

o Sign your request exactly as your name appears on your investment application.

o You may be required to have your signature guaranteed (See "Signature Guarantees" in this Prospectus for more information).

BY WIRE

o     Complete the appropriate information on the investment application.

o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.

o You may be charged a fee by the Fund or Fund's agent for wiring redemption proceeds. You may also be charged a fee by your bank.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.

o     Withdrawals can be made monthly, quarterly, semiannually or annually.

o     There is no fee for this service.

o     There is no minimum account balance required for retirement plans.

* SPECIAL TAX CONSIDERATION

Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR OR PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or processing organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor or processing organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

* SPECIAL TAX CONSIDERATION

Selling your shares may cause you to incur a taxable gain or loss.


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(!)INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more

o Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)

o     Proceeds are being sent to an address other than the address of record

o Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual's account

o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request

o Proceeds or shares are being sent/transferred between accounts with different account registrations

DISTRIBUTION ARRANGEMENTS

SHAREHOLDER SERVICING PLAN. The Trust has adopted a shareholder services plan with respect to the Class Z shares of the Diversified Small Cap Value Fund, the Mid Cap Fund, the Sands Capital Select Growth Fund, the Short Duration Fixed Income Fund, the Small Cap Value Opportunities Fund, the Ultra Short Duration Fixed Income Fund and the Value Opportunities Fund, providing that the Trust may obtain the services of Touchstone Securities, Inc. and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust (or the Trust's agents) may enter into agreements pursuant to which the shareholder servicing agent performs certain shareholder services not otherwise provided by the Transfer Agent. For these services, the Trust pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class Z shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

The Trust may use payments under this aspect of the Plan to provide or enter into agreements with organizations ("Service Providers") who will provide one or more of the following shareholder services: (i) establishing and maintaining customer accounts and records; (ii) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the Distributor; (iii) automatically investing customer account cash balances; (iv) providing periodic statements to their customers; (v) arranging for bank wires; (vi) answering routine customer inquiries concerning their investments in the shares offered in connection with this Plan and related distribution agreement; (vii) assisting customers in changing dividend options, account designations and addresses; (viii) performing sub-accounting functions;
(ix) processing dividend payments from the Fund on behalf of customers; (x) forwarding certain shareholder communications from the Fund (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers; and (xi) providing such other similar services as may be reasonably requested to the extent they are permitted to do so under applicable statutes, rules and regulations.


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DEALER COMPENSATION. Touchstone Securities, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of Money Market Funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between Money Market Funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce its market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.


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The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

RECEIVING SALE PROCEEDS

Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 business days) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or processing organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or processing organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. Shares purchased by check may be required to be on deposit for 15 days before the Fund will mail redemption proceeds. If you need your money sooner, you should purchase shares by bank wire.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o     When the NYSE is closed on days other than customary weekends and holidays

o     When trading on the NYSE is restricted

o When an emergency situation causes a Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets

o     During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.


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PRICING OF FUND SHARES

Each Fund's share price (also called "NAV") and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone or its authorized agent.

The Funds' equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:

o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.

o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Funds may use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The Funds may also use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.


                                       50

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DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

* SPECIAL TAX CONSIDERATION

You should consult your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Ultra Short Duration Fixed Income Fund and the Short Duration Fixed Income Funds declare investment income daily and distribute it monthly as a dividend to shareholders. The Value Opportunities Fund, Diversified Small Cap Value Fund and the Sands Capital Select Growth Funds distribute their income, if any, quarterly as a dividend to shareholders. The Mid Cap Fund and the Small Cap Value Opportunities Funds distribute their income annually, if any, as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually. If you own shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

TAX INFORMATION

DISTRIBUTIONS. The Fund may make distributions of dividends that may be taxed at different rates depending on the length of time a Fund holds its assets. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

* SPECIAL TAX CONSIDERATION

For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.


                                       51

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FINANCIAL HIGHLIGHTS
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The tables that follow present performance information about Class Z shares of the Funds, including the time period during which certain of the Funds were part of the Turner Funds, Pitcairn Funds and Constellation Institutional Portfolios. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of each Fund's operation. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for each Fund for the year ended September 30, 2006; and for the years ended September 30, 2003 and 2002 for the Touchstone Diversified Small Cap Value Fund, Touchstone Short Duration Fixed Income Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Value Opportunities Fund were audited by Ernst and Young LLP, independent registered public accounting firm. The financial highlights for all other periods presented were audited by other independent registered public accountants. The report of the independent registered public accounting firm, along with each Fund's financial statements and related notes, appears in the 2006 Annual Report for the Funds. You can obtain the Annual Report, which contains more performance information, at no charge by calling 1.800.543.0407. The Annual Report has been incorporated by reference into our SAI.


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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TOUCHSTONE DIVERSIFIED SMALL CAP VALUE FUND -- CLASS Z SHARES (FORMERLY CLASS I SHARES)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                REALIZED AND
         NET ASSET  NET         UNREALIZED                DIVIDENDS   DISTRIBUTIONS  TOTAL
         VALUE,     INVESTMENT  GAINS         TOTAL       FROM NET    FROM           DIVIDENDS
         BEGINNING  INCOME      (LOSSES) ON   INVESTMENT  INVESTMENT  CAPITAL        AND
         OF PERIOD  (LOSS)      INVESTMENTS   ACTIVITIES  INCOME      GAINS          DISTRIBUTIONS
--------------------------------------------------------------------------------------------------
2006(A)   $27.63      (0.12)        2.12         2.00         --        (4.53)          (4.53)
2005      $23.76      (0.14)        4.01         3.87         --           --              --
2004(C)   $19.23      (0.01)        4.57         4.56      (0.03)          --           (0.03)
2003      $15.20       0.01         4.04         4.05      (0.02)(D)       --           (0.02)
2002      $16.69       0.06        (1.50)       (1.44)     (0.05)          --           (0.05)

                                                          RATIO OF    RATIO OF NET
         NET ASSET                          RATIO OF NET  TOTAL       INVESTMENT
         VALUE,               NET ASSETS    EXPENSES      EXPENSES    INCOME (LOSS)  PORTFOLIO
         END OF     TOTAL     END OF        TO AVERAGE    TO AVERAGE  TO AVERAGE     TURNOVER
         PERIOD     RETURN    PERIOD (000)  NET ASSETS    NET ASSETS  NET ASSETS     RATE
--------------------------------------------------------------------------------------------------
2006(A)    $25.10      8.47%    $259,279      1.32%(B)      1.32%       (0.37)%        98%
2005       $27.63     16.29%    $450,011      1.23%         1.23%       (0.48)%        78%
2004(C)    $23.76     23.72%    $540,278      1.22%         1.22%       (0.09)%        61%
2003       $19.23     26.66%    $394,946      1.27%         1.27%        0.08%         52%
2002       $15.20     (8.69)%   $464,576      1.26%         1.26%        0.31%         38%

(A) Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the advisor to the Funds.

(B) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.31%.

(C) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment advisor to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(D)   Includes return of capital of $0.004.

Amounts designated as "-" are either $0 or have been rounded to $0.

TOUCHSTONE MID CAP FUND -- CLASS Z SHARES
(FORMERLY CLASS II SHARES)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------
                                 REALIZED AND
          NET ASSET  NET         UNREALIZED                DIVIDENDS   DISTRIBUTIONS  TOTAL
          VALUE,     INVESTMENT  GAINS         TOTAL       FROM NET    FROM           DIVIDENDS
          BEGINNING  INCOME      (LOSSES) ON   INVESTMENT  INVESTMENT  CAPITAL        AND
          OF PERIOD  (LOSS)      INVESTMENTS   ACTIVITIES  INCOME      GAINS          DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
2006(A)    $16.73        0.01       (1.48)        (1.47)       --            --             --

                                                               RATIO OF    RATIO OF NET
            NET ASSET                            RATIO OF NET  TOTAL       INVESTMENT
            VALUE,                 NET ASSETS    EXPENSES      EXPENSES    INCOME (LOSS)  PORTFOLIO
            END OF     TOTAL       END OF        TO AVERAGE    TO AVERAGE  TO AVERAGE     TURNOVER
            PERIOD     RETURN      PERIOD (000)  NET ASSETS    NET ASSETS  NET ASSETS     RATE
---------------------------------------------------------------------------------------------------
2006(A)     $15.26     (8.79)%(B)     $350         1.16%(C)       1.82%      0.63%         323% (D)

(A) Class Z shares commenced operations on April 24, 2006. All ratios for the period have been annualized.

(B)   Returns are for the period indicated and have not been annualized.

(C) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.15%.

(D) Represents the Fund's portfolio turnover for the period October 1, 2005 through September 30, 2006.

Amounts designated as "-" are either $0 or have been rounded to $0.


                                     54 & 55

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND -- CLASS Z SHARES
(FORMERLY CLASS II SHARES)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------
                                   REALIZED AND
            NET ASSET  NET         UNREALIZED                DIVIDENDS   DISTRIBUTIONS  TOTAL
            VALUE,     INVESTMENT  GAINS         TOTAL       FROM NET    FROM           DIVIDENDS
            BEGINNING  INCOME      (LOSSES) ON   INVESTMENT  INVESTMENT  CAPITAL        AND
            OF PERIOD  (LOSS)      INVESTMENTS   ACTIVITIES  INCOME      GAINS          DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
2006(A)       $7.80     (0.05)        (0.18)      (0.23)        --            --             --
2005          $6.80     (0.03)         1.03        1.00         --            --             --
2004(B)(C)    $6.13     (0.06)         0.73        0.67         --            --             --
2003          $4.81     (0.04)(E)      1.36        1.32         --            --             --
2002          $5.55     (0.04)        (0.70)      (0.74)        --            --             --
2001          $9.02     (0.04)        (3.43)      (3.47)        --            --             --

                                                               RATIO OF    RATIO OF NET
            NET ASSET                            RATIO OF NET  TOTAL       INVESTMENT
            VALUE,                 NET ASSETS    EXPENSES      EXPENSES    INCOME (LOSS)  PORTFOLIO
            END OF     TOTAL       END OF        TO AVERAGE    TO AVERAGE  TO AVERAGE     TURNOVER
            PERIOD     RETURN      PERIOD (000)  NET ASSETS    NET ASSETS  NET ASSETS     RATE
-----------------------------------------------------------------------------------------------------
2006(A)       $7.57     (2.95)%      $365,390        1.35%        1.48%       (0.99)%         24%
2005          $7.80     14.71%       $162,999        1.36%        1.44%       (0.84)%         24%
2004(B)(C)    $6.80     10.93%(D)    $ 70,027        1.20%        1.35%       (0.95)%         11%
2003          $6.13     27.44%       $ 43,878        1.17%        1.45%       (0.81)%         28%
2002          $4.81    (13.33)%      $ 32,818        1.16%        1.43%       (0.69)%         24%
2001          $5.55    (38.44)%      $ 39,326        1.15%        1.43%       (0.63)%         37%

(A) Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the advisor to the Funds.

(B) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment advisor to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(C) For the eleven-month period ended September 30, 2004. All ratios have been annualized. The Fund changed its fiscal year end from October 31 to September 30.

(D)   Returns are for the period indicated and have not been annualized.

(E)   Based on average shares outstanding.

Amounts designated as "-" are either $0 or have been rounded to $0.

TOUCHSTONE SHORT DURATION FIXED INCOME FUND -- CLASS Z SHARES
(FORMERLY CLASS I SHARES)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------
                                REALIZED AND
         NET ASSET  NET         UNREALIZED                DIVIDENDS   DISTRIBUTIONS  TOTAL
         VALUE,     INVESTMENT  GAINS         TOTAL       FROM NET    FROM           DIVIDENDS
         BEGINNING  INCOME      (LOSSES) ON   INVESTMENT  INVESTMENT  CAPITAL        AND
         OF PERIOD  (LOSS)      INVESTMENTS   ACTIVITIES  INCOME      GAINS          DISTRIBUTIONS
--------------------------------------------------------------------------------------------------
2006(A)   $ 9.87       0.38       (0.07)         0.31        (0.42)         --         (0.42)
2005(B)   $10.04       0.31       (0.10)         0.21        (0.38)         --         (0.38)
2004(C)   $10.14       0.28       (0.10)         0.18        (0.28)         --         (0.28)
2003      $10.24       0.17(D)     0.05          0.22        (0.25)      (0.07)        (0.32)
2002      $10.16       0.35        0.12          0.47        (0.39)         --         (0.39)

                                                        RATIO OF     RATIO OF NET
         NET ASSET                        RATIO OF NET  TOTAL        INVESTMENT
         VALUE,             NET ASSETS    EXPENSES      EXPENSES     INCOME (LOSS)  PORTFOLIO
         END OF     TOTAL   END OF        TO AVERAGE    TO AVERAGE   TO AVERAGE     TURNOVER
         PERIOD     RETURN  PERIOD (000)  NET ASSETS    NET ASSETS   NET ASSETS     RATE
--------------------------------------------------------------------------------------------------
2006(A)   $ 9.76     3.23%    $ 76,090       0.72%         0.74%         3.97%         10%
2005(B)   $ 9.87     2.12%    $112,833       0.61%         0.66%         3.18%         46%
2004(C)   $10.04     1.84%    $172,213       0.46%         0.60%         2.49%         84%
2003      $10.14     2.15%    $252,772       0.41%         0.62%         1.65%        200%
2002      $10.24     4.69%    $264,010       0.36%         0.60%         3.27%        178%

(A) Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the advisor to the Funds.

(B) On January 28, 2005, Class II shares merged into Class I shares. See Note 10 in Notes to Financial Statements for additional information.

(C) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment advisor to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(D)   Based on average shares outstanding.

Amounts designated as "-" are either $0 or have been rounded to $0.


                                     56 & 57

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TOUCHSTONE SMALL CAP VALUE OPPORTUNITIES FUND -- CLASS Z SHARES
(FORMERLY CLASS II SHARES)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------
                                 REALIZED AND
          NET ASSET  NET         UNREALIZED                DIVIDENDS   DISTRIBUTIONS  TOTAL
          VALUE,     INVESTMENT  GAINS         TOTAL       FROM NET    FROM           DIVIDENDS
          BEGINNING  INCOME      (LOSSES) ON   INVESTMENT  INVESTMENT  CAPITAL        AND
          OF PERIOD  (LOSS)      INVESTMENTS   ACTIVITIES  INCOME      GAINS          DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
2006(A)     $18.35     (0.08)         0.96        0.88       (0.02)        (0.27)         (0.29)
2005        $16.21      0.02          3.76        3.78          --         (1.64)         (1.64)
2004(C)     $12.72     (0.04)         3.75        3.71          --         (0.22)         (0.22)
2003        $ 9.27     (0.01)         3.47        3.46       (0.01)           --          (0.01)
2002(D)     $10.00        --         (0.73)      (0.73)         --            --             --

                                                             RATIO OF    RATIO OF NET
          NET ASSET                            RATIO OF NET  TOTAL       INVESTMENT
          VALUE,                 NET ASSETS    EXPENSES      EXPENSES    INCOME (LOSS)  PORTFOLIO
          END OF     TOTAL       END OF        TO AVERAGE    TO AVERAGE  TO AVERAGE     TURNOVER
          PERIOD     RETURN      PERIOD (000)  NET ASSETS    NET ASSETS  NET ASSETS     RATE
---------------------------------------------------------------------------------------------------
2006(A)     $18.94     4.84%       $249,431        1.63%(B)     1.65%       (0.43)%        99%
2005        $18.35    24.32%       $ 74,235        1.46%        2.04%        0.29%        193%
2004(C)     $16.21    29.36%       $ 14,533        1.45%        1.82%       (0.23)%       272%
2003        $12.72    37.29%       $  5,740        1.40%        3.64%       (0.26)%       245%
2002(D)     $ 9.27    (7.30)%(E)   $    913        1.45%        6.18%        0.08%        142%

(A) Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the advisor to the Funds.

(B) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.62%.

(C) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment advisor to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(D) Commenced operations on March 4, 2002. All ratios for the period have been annualized.

(E)   Returns are for the period indicated and have not been annualized.

Amounts designated as "-" are either $0 or have been rounded to $0.

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND -- CLASS Z SHARES (FORMERLY CLASS I SHARES)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------
                                 REALIZED AND
          NET ASSET  NET         UNREALIZED                DIVIDENDS   DISTRIBUTIONS  TOTAL
          VALUE,     INVESTMENT  GAINS         TOTAL       FROM NET    FROM           DIVIDENDS
          BEGINNING  INCOME      (LOSSES) ON   INVESTMENT  INVESTMENT  CAPITAL        AND
          OF PERIOD  (LOSS)      INVESTMENTS   ACTIVITIES  INCOME      GAINS          DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
2006(A)     $10.08      0.44        (0.02)        0.42       (0.44)          --          (0.44)
2005(B)     $10.12      0.30        (0.03)        0.27       (0.31)          --          (0.31)
2004(C)     $10.17      0.21        (0.05)        0.16       (0.21)          --          (0.21)
2003        $10.23      0.08(D)      0.06         0.14       (0.19)       (0.01)         (0.20)
2002        $10.22      0.25         0.05         0.30       (0.29)          --          (0.29)


                                                         RATIO OF    RATIO OF NET
          NET ASSET                        RATIO OF NET  TOTAL       INVESTMENT
          VALUE,             NET ASSETS    EXPENSES      EXPENSES    INCOME (LOSS)  PORTFOLIO
          END OF     TOTAL   END OF        TO AVERAGE    TO AVERAGE  TO AVERAGE     TURNOVER
          PERIOD     RETURN  PERIOD (000)  NET ASSETS    NET ASSETS  NET ASSETS     RATE
---------------------------------------------------------------------------------------------------
2006(A)     $10.06    4.28%    $173,716        0.69%        0.69%        4.30%          38%
2005(B)     $10.08    2.67%    $305,222        0.59%        0.62%        2.93%          68%
2004(C)     $10.12    1.63%    $391,934        0.46%        0.58%        2.08%          44%
2003        $10.17    1.40%    $462,567        0.41%        0.62%        0.78%         222%
2002        $10.23    2.95%    $470,021        0.36%        0.60%        2.27%          71%

(A) Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the advisor to the Funds.

(B) On January 28, 2005, Class II shares merged into Class I shares. See Note 10 in Notes to Financial Statements for additional information.

(C) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment advisor to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(D)   Based on average shares outstanding.

Amounts designated as "-" are either $0 or have been rounded to $0.


                                     58 & 59

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

TOUCHSTONE VALUE OPPORTUNITIES FUND -- CLASS Z SHARES (FORMERLY CLASS I SHARES)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------
                                 REALIZED AND
          NET ASSET  NET         UNREALIZED                DIVIDENDS   DISTRIBUTIONS  TOTAL
          VALUE,     INVESTMENT  GAINS         TOTAL       FROM NET    FROM           DIVIDENDS
          BEGINNING  INCOME      (LOSSES) ON   INVESTMENT  INVESTMENT  CAPITAL        AND
          OF PERIOD  (LOSS)      INVESTMENTS   ACTIVITIES  INCOME      GAINS          DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
2006(A)     $19.00       0.10        1.38          1.48       (0.10)      (1.49)          (1.59)
2005        $16.51       0.04        3.90          3.94       (0.04)      (1.41)          (1.45)
2004(C)     $14.18       0.06        2.84          2.90       (0.06)      (0.51)          (0.57)
2003(D)     $11.71       0.05        2.47          2.52       (0.05)         --           (0.05)
2002        $14.85       0.08       (0.61)        (0.53)      (0.08)      (2.53)          (2.61)

                                                          RATIO OF    RATIO OF NET
          NET ASSET                         RATIO OF NET  TOTAL       INVESTMENT
          VALUE,              NET ASSETS    EXPENSES      EXPENSES    INCOME (LOSS)  PORTFOLIO
          END OF     TOTAL    END OF        TO AVERAGE    TO AVERAGE  TO AVERAGE     TURNOVER
          PERIOD     RETURN   PERIOD (000)  NET ASSETS    NET ASSETS  NET ASSETS     RATE
---------------------------------------------------------------------------------------------------
2006(A)     $18.89     8.35%    $100,038       1.19%(B)      1.19%         0.49%        80%
2005        $19.00    24.83%    $171,251       1.13%         1.13%         0.24%        75%
2004(C)     $16.51    20.75%    $ 59,714       1.08%         1.08%         0.39%        55%
2003(D)     $14.18    21.61%    $ 46,673       1.13%         1.13%         0.43%        67%
2002        $11.71    (6.37)%   $ 43,571       1.10%         1.13%         0.56%       103%

(A) Effective March 1, 2006, Touchstone Advisors Inc. replaced Constellation Investment Management Company, LP as the advisor to the Funds.

(B) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.18%.

(C) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment advisor to the Funds. See Note 10 in Notes to Financial Statements for additional information.

(D) Effective April 15, 2003, the Board of Trustees of Turner Funds approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a "core" approach.

Amounts designated as "-" are either $0 or have been rounded to $0.


                                     60 & 61

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

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

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

TOUCHSTONE INVESTMENTS*

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH  45202-4203
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

INVESTMENT SUB-ADVISORS
Chartwell Investment Partners
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

Clover Capital Management, Inc.
400 Meridian Center, Suite 200
Rochester, NY 14618

Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard
Suite 200
Columbus, OH 43215

James Investment Research, Inc.
1349 Fairground Road
Xenia, OH 45385

Sands Capital Management, LLC
1100 Wilson Blvd, Suite 3050
Arlington, VA 22209

Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICES
800.543.0407

* A Member of Western & Southern Financial Group(R)

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group:
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds, and Touchstone Select.

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports (the "financial reports") provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the financial reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Investments
303 Broadway, Suite 1100
Cincinnati, Ohio 45201-4203
1.800.543.0407

The SAI and financial reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-08104

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE(R)
       INVESTMENTS

303 Broadway, Suite 1100
Cincinnati, OH 45202-4203